UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investors Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS
VARIABLE SMALL CAP GROWTH PORTFOLIO
FORM N-Q
MARCH 31, 2009

Legg Mason Partners Variable Small Cap Growth Portfolio

Schedule of Investments (unaudited)	March 31, 2009

Shares	Security	Value

COMMON STOCKS — 94.2%
CONSUMER DISCRETIONARY — 9.4%
Hotels, Restaurants & Leisure — 3.8%
132,240	Burger King Holdings Inc.	$3,034,908

Media — 2.0%
306,726	Lions Gate Entertainment Corp. *	1,548,966

Specialty Retail — 3.6%
51,650	Ross Stores Inc.	1,853,202
61,170	Urban Outfitters Inc. *	1,001,353

	Total Specialty Retail	2,854,555

	TOTAL CONSUMER DISCRETIONARY	7,438,429

CONSUMER STAPLES — 3.1%
Food & Staples Retailing — 2.5%
73,250	Casey’s General Stores Inc.	1,952,845

Personal Products — 0.6%
49,110	Nu Skin Enterprises Inc., Class A Shares	515,164

	TOTAL CONSUMER STAPLES	2,468,009

ENERGY — 5.7%
Energy Equipment & Services — 1.3%
174,256	ION Geophysical Corp. *	271,839
37,720	Key Energy Services Inc. *	108,634
82,250	North American Energy Partners Inc. *	250,862
211,745	Parker Drilling Co. *	389,611

	Total Energy Equipment & Services	1,020,946

Oil, Gas & Consumable Fuels — 4.4%
29,370	Comstock Resources Inc. *	875,226
42,981	GMX Resources Inc. *	279,377
42,549	Range Resources Corp.	1,751,317
84,539	SandRidge Energy Inc. *	557,112

	Total Oil, Gas & Consumable Fuels	3,463,032

	TOTAL ENERGY	4,483,978

EXCHANGE TRADED FUND — 2.0%
Exchange Traded Fund — 2.0%
34,967	iShares Russell 2000 Growth Index Fund	1,607,783

FINANCIALS — 3.5%
Capital Markets — 1.5%
27,960	Affiliated Managers Group Inc. *	1,166,212

Diversified Financial Services — 0.3%
188,035	Primus Guaranty Ltd. *	295,215

Real Estate Investment Trusts (REITs) — 1.7%
11,969	Alexandria Real Estate Equities Inc.	435,672
210,520	CB Richard Ellis Group Inc., Class A Shares *	848,395
40,370	Gramercy Capital Corp.	39,159

	Total Real Estate Investment Trusts (REITs)	1,323,226

	TOTAL FINANCIALS	2,784,653

HEALTH CARE — 15.9%
Biotechnology — 5.2%
69,990	Acorda Therapeutics Inc. *	1,386,502
54,240	Alexion Pharmaceuticals Inc. *	2,042,678
174,930	ARIAD Pharmaceuticals Inc. *	208,167
31,160	Infinity Pharmaceuticals Inc. *	256,135
112,910	Senomyx Inc. *	179,527

	Total Biotechnology	4,073,009

See Notes to Schedule of Investments.

Legg Mason Partners Variable Small Cap Growth Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Health Care Equipment & Supplies — 2.4%
72,550	Conceptus Inc. *	$852,463
42,969	Integra LifeSciences Holdings Corp. *	1,062,623

	Total Health Care Equipment & Supplies	1,915,086

Health Care Providers & Services — 4.8%
42,645	AmerisourceBergen Corp.	1,392,786
40,420	Mednax Inc. *	1,191,177
35,920	Owens & Minor Inc.	1,190,030

	Total Health Care Providers & Services	3,773,993

Health Care Technology — 0.6%
44,550	Vital Images Inc. *	502,078

Pharmaceuticals — 2.9%
54,050	Auxilium Pharmaceuticals Inc. *	1,498,266
39,509	XenoPort Inc. *	764,894

	Total Pharmaceuticals	2,263,160

	TOTAL HEALTH CARE	12,527,326

INDUSTRIALS — 15.7%
Aerospace & Defense — 2.8%
111,227	Orbital Sciences Corp. *	1,322,489
190,250	Taser International Inc. *	890,370

	Total Aerospace & Defense	2,212,859

Building Products — 0.1%
35,278	NCI Building Systems Inc. *	78,317

Commercial Services & Supplies — 3.5%
76,780	Corrections Corporation of America *	983,552
39,480	Herman Miller Inc.	420,857
115,142	Taleo Corp., Class A Shares *	1,360,978

	Total Commercial Services & Supplies	2,765,387

Construction & Engineering — 4.2%
61,350	Dycom Industries Inc. *	355,217
62,890	Quanta Services Inc. *	1,348,991
59,850	Shaw Group Inc. *	1,640,488

	Total Construction & Engineering	3,344,696

Machinery — 3.4%
38,210	AGCO Corp. *	748,916
87,620	IDEX Corp.	1,916,249

	Total Machinery	2,665,165

Trading Companies & Distributors — 1.7%
41,660	MSC Industrial Direct Co. Inc., Class A Shares	1,294,376

	TOTAL INDUSTRIALS	12,360,800

INFORMATION TECHNOLOGY — 26.4%
Communications Equipment — 2.5%
144,260	Comverse Technology Inc. *	828,052
53,905	F5 Networks Inc. *	1,129,310

	Total Communications Equipment	1,957,362

Electronic Equipment, Instruments & Components — 1.5%
22,370	Mettler-Toledo International Inc. *	1,148,252

Internet Software & Services — 7.1%
10,100	Baidu.com Inc., ADR *	1,783,660
68,900	Digital River Inc. *	2,054,598
97,480	Mercadolibre Inc. *	1,808,254

	Total Internet Software & Services	5,646,512

See Notes to Schedule of Investments.

Legg Mason Partners Variable Small Cap Growth Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

IT Services — 1.1%
211,493	Online Resources Corp. *	$890,386

Semiconductors & Semiconductor Equipment — 1.7%
436,879	LSI Corp. *	1,328,112

Software — 12.5%
85,430	Aspen Technology Inc. *	597,156
79,630	Blackboard Inc. *	2,527,456
110,490	Citrix Systems Inc. *	2,501,494
402,390	Lawson Software Inc. *	1,710,157
58,028	MICROS Systems Inc. *	1,088,025
130,460	Sourcefire Inc. *	949,749
48,640	Ulticom Inc. *	267,520
70,957	Verint Systems Inc. *	248,349

	Total Software	9,889,906

	TOTAL INFORMATION TECHNOLOGY	20,860,530

MATERIALS — 2.3%
Chemicals — 0.5%
48,880	Rockwood Holdings Inc. *	388,107

Metals & Mining — 1.8%
25,476	Compass Minerals International Inc.	1,436,082

	TOTAL MATERIALS	1,824,189

TELECOMMUNICATION SERVICES — 6.9%
Diversified Telecommunication Services — 0.8%
89,190	Frontier Communications Corp.	640,384

Wireless Telecommunication Services — 6.1%
55,334	American Tower Corp., Class A Shares *	1,683,814
40,840	Leap Wireless International Inc. *	1,424,091
72,590	SBA Communications Corp., Class A *	1,691,347

	Total Wireless Telecommunication Services	4,799,252

	TOTAL TELECOMMUNICATION SERVICES	5,439,636

UTILITIES — 3.3%
Electric Utilities — 3.3%
59,830	ITC Holdings Corp.	2,609,785

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $109,651,700)	74,405,118

Face
Amount

SHORT-TERM INVESTMENT — 5.8%
Repurchase Agreement — 5.8%
$4,561,000	Interest in $536,223,000 joint tri-party repurchase agreement dated 3/31/09 with Greenwich Capital Markets Inc., 0.200% due 4/1/09; Proceeds at maturity — $4,561,025; (Fully collateralized by various U.S. government agency obligations, 3.200% to 7.125% due 11/3/09 to 11/17/17; Market value — $4,652,233) (Cost — $4,561,000)	4,561,000

	TOTAL INVESTMENTS — 100.0% (Cost — $114,212,700#)	78,966,118
	Other Assets in Excess of Liabilities — 0.0%	22,348

	TOTAL NET ASSETS — 100.0%	$78,988,466

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Legg Mason Partners Variable Small Cap Growth Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009
Schedule of Written Options

		Expiration	Strike
Contracts	Security	Date	Price	Value

43	CB Richard Ellis Group Inc., Call	4/18/09	$5.00	$645
65	Compass Minerals International Inc., Call	4/18/09	60.00	11,180
130	Digital River Inc., Call	4/18/09	30.00	19,500
100	Leap Wireless International Inc., Call	4/18/09	40.00	6,000
100	Leap Wireless International Inc., Put	4/18/09	30.00	5,000
145	Ross Stores Inc., Call	4/18/09	37.50	7,975
	Total Written Options
	(Premiums Received — $64,332)			$50,300
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by separate accounts of participating life insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Effective January 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	March 31, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$78,966,118	$74,405,118	$4,561,000	—
Other Financial Instruments*	(50,300)	(50,300)	—	—

Total	$78,915,818	$74,354,818	$4,561,000	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)
(c) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.
The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,679,210
Gross unrealized depreciation	(41,925,792)

Net unrealized depreciation	$(35,246,582)

During the period ended March 31, 2009, written option transactions for the Portfolio were as follows:

	Number of Contracts	Premiums

Written options, outstanding December 31, 2008	—	—
Options written	948	$146,236
Options closed	—	—
Options expired	(365)	(81,904)

Written options, outstanding March 31, 2009	583	$64,332

Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

Notes to Schedule of Investments (unaudited) (continued)
The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at March 31, 2009.

Primary Underlying	Written Options at
Risk Disclosure	value	Total
Interest Rate Contracts	—	—
Foreign Exchange Contracts	—	—
Credit Contracts	—	—
Equity Contracts	$(50,300)	$(50,300)
Other Contracts	—	—

Total	$(50,300)	$(50,300)

3. Recent Accounting Pronouncement
In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolios’ financial statement disclosures.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 28, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: May 28, 2009